RELATED PARTY TRANSACTIONS - Summary of net amounts charged to related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties	$ 2,375	$ 17,514
SFL
Related Party Transaction [Line Items]
Revenue from related parties	64	387
Seatankers
Related Party Transaction [Line Items]
Revenue from related parties	256	533
CCL
Related Party Transaction [Line Items]
Revenue from related parties	0	3,559
SwissMarine
Related Party Transaction [Line Items]
Revenue from related parties	2,033	12,977
Other
Related Party Transaction [Line Items]
Revenue from related parties	$ 22	$ 58